UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street
32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1 – Schedule of Investments

Portfolio of Investments

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS - 123.0%
ARGENTINA - 2.6%
		Republic of Argentina,
ARS	1,654	2.00%, 2/4/18 (a)	$656,001
USD	2,170	7.00%, 3/28/11	2,030,329

			2,686,330

AUSTRALIA - 26.0%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/13 (a)(b)	349,667
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	8.50%, 4/22/13	473,405
		AXA SA,
AUD	500	7.50%, 10/26/16 (a)(b)	342,165
		Brisbane Airport Corporation, Ltd.,
AUD	1,000	7.30%, 6/30/10	885,676
		Caisse d’Amortissement de la Dette Sociale,
AUD	1,200	7.50%, 2/28/13	1,117,856
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	415,620
		Cie de Financement Foncier,
AUD	500	6.25%, 1/30/17	419,785
AUD	1,000	8.50%, 6/24/11	923,188
		Deutsche Bank AG,
AUD	500	7.50%, 10/19/12	457,038
		Eurofima,
AUD	200	6.00%, 1/28/14	177,615
		European Investment Bank,
AUD	1,000	7.00%, 1/24/12	917,050
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	420,713
		HBOS PLC,
AUD	500	6.75%, 5/01/12 (a)(b)	364,237
		HSBC Bank Australia,
AUD	1,500	4.1533%, 5/20/11 (a)(b)	1,271,984
		ING Bank Australia, Ltd.,
AUD	1,000	7.00%, 4/24/12	894,644
		Inter-American Development Bank,
AUD	500	6.50%, 8/20/19	447,704
		International Finance Corp.,
AUD	750	7.50%, 2/28/13	703,835
		Kommunalbanken AS,
AUD	500	6.375%, 3/30/12	450,805
		Kreditanstalt fuer Wiederaufbau,
AUD	500	6.25%, 1/30/12	451,574
AUD	1,700	7.50%, 8/26/11	1,561,209
		Leighton Finance, Ltd.,
AUD	500	9.50%, 7/28/14	451,883
		Macquarie Bank, Ltd.,
AUD	500	6.50%, 5/31/12 (a)(b)	393,685
		Merrill Lynch & Co., Inc.,
AUD	200	6.75%, 3/12/14	171,000
		Mirvac Group Funding Ltd.,
AUD	500	6.75%, 9/15/10	440,967
		Monumental Global Funding,
AUD	500	6.50%, 11/08/11	427,668
		National Capital Trust III,
AUD	500	5.2283%, 9/30/16 (a)(b)	354,756
		New South Wales Treasury Corporation,
AUD	1,000	7.00%, 12/01/10	904,258
		RWH Finance Pty. Limited,
AUD	500	6.20%, 3/26/17 (a)	394,552
		St. George Bank, Ltd.,
AUD	1,000	10.00%, 5/09/13 (a)(b)	958,421
		Stockland Trust Management, Ltd.,
AUD	500	8.50% 2/18/15	445,337
		Sydney Airport Finance,
AUD	1,000	6.25%, 11/21/11	858,110
		Telstra Corporation, Ltd.,
AUD	500	7.25%, 3/30/10	443,834
		Volkswagon Finance Services,
AUD	500	7.00%, 6/24/11	444,612

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
AUSTRALIA (continued)
		Wesfarmers Ltd.,
AUD	500	8.25%, 9/11/14	$459,330
		Western Australia Treasury Corporation,
AUD	3,570	8.00%, 6/15/13	3,426,472
AUD	2,550	8.00%, 7/15/17	2,553,485
		Westpac Banking Corp.,
AUD	500	7.25%, 11/18/16	445,081
AUD	700	8.25%, 4/18/11	641,015

			27,260,236

BRAZIL - 4.3%
		Banco Nac De Desen Econo,
USD	120	6.50%, 6/10/19 (b)	125,100
		Dasa Finance Corp.,
USD	92	8.75%, 5/29/13 (b)	95,450
		Electropaulo Metropolitian,
BRL	500	19.125%, 6/28/10	274,595
		Federal Republic of Brazil,
USD	490	5.625%, 1/7/41	447,125
USD	500	7.125%, 1/20/37	555,750
BRL	590	10.00%, 1/01/12	303,968
BRL	470	10.00%, 1/01/14	229,562
		ISA Capital do Brasil SA,
USD	110	8.80%, 1/30/17	118,250
		Odebrecht Finance Ltd.,
USD	460	7.00%, 4/21/15 (b)	463,450
		Petrobras International Finance Co.,
USD	350	7.875%, 3/15/19	396,183
		Petronad Capital Ltd.,
USD	1,290	5.25%, 8/12/19	1,300,370
		Telemar Norte Leste SA,
USD	170	9.50%, 4/23/19	202,300

			4,512,103

CANADA - 18.3%
		Canadian Government,
CAD	750	5.50%, 6/01/10	713,610
CAD	2,000	8.00%, 6/01/23	2,693,290
CAD	2,000	9.00%, 6/01/25	2,964,676
CAD	400	9.50%, 6/01/10	385,500
CAD	3,000	10.25%, 3/15/14	3,679,486
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	662,324
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	2,159,009
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,193,777
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	964,184
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	2,791,003

			19,206,859

CHINA - 0.9%
		Agile Property Holdings, Ltd.,
USD	300	10.00%, 11/14/13 (b)	309,000
		CFG Investment SAC,
USD	320	9.25%, 12/19/10 (b)	333,600
		Parkson Retail Group,
USD	310	7.875%, 11/14/11	320,385

			962,985

COLOMBIA - 1.4%
		EEB international, Ltd.,
USD	100	8.75%, 10/31/11 (b)	108,000
		Republic of Colombia,
USD	737	6.125%, 1/18/41	670,670
USD	400	7.375%, 3/18/19	447,000
USD	250	7.375%, 9/18/37	265,625

			1,491,295

CROATIA - 0.4%
		Republic of Croatia,
USD	350	6.75%, 11/05/19	370,748

DOMINICAN REPUBLIC - 0.4%
		Dominican Republic International Bond,
USD	400	8.625%, 4/20/27	424,000

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
EL SALVADOR - 0.6%
		Republic of El Salvador,
USD	330	7.65%, 6/15/35	$334,950
USD	320	8.25%, 4/10/32	340,400

			675,350

GABON - 0.4%
		Gabonese Republic,
USD	420	8.20%, 12/12/17	454,650

GHANA - 0.4%
		Republic of Ghana,
USD	370	8.50%, 10/04/17	389,425

HUNGARY - 2.1%
		Hungary Government Bond,
HUF	50,420	5.50%, 2/12/16	231,966
HUF	144,110	6.00%, 10/24/12	721,495
USD	900	6.25%, 1/29/20	903,375
HUF	69,640	6.50%, 6/24/19	325,827

			2,182,663

INDONESIA - 4.5%
		Ciliandra P Finance Property Ltd.,
USD	450	10.75%, 12/08/11	463,240
		Indonesia Government International Bond,
USD	1,030	10.375%, 5/04/14	1,275,965
IDR	3,650,000	10.75%, 5/15/16	423,950
IDR	1,150,000	13.40%, 2/15/11	130,416
IDR	2,900,000	13.45%, 8/15/11	336,233
		Indonesia Integrated Energy,
USD	200	9.75%, 11/05/13 (b)	206,510
		Listrindo Capital BV,
USD	230	9.25%, 1/29/13 (b)	235,750
		Majapahit Holding BV,
USD	290	7.75%, 10/17/16	308,298
USD	100	7.75%, 1/20/20	103,500
		MGTI Finance Co. Ltd.,
USD	390	8.375%, 9/15/10	393,415
		PT Adaro,
USD	460	7.625%, 10/22/14 (b)	458,850
		Republic of Indonesia,
USD	100	5.875%, 3/13/20	101,290
USD	200	8.50%, 10/12/35	236,500

			4,673,917

KAZAKSTAN - 1.6%
		Halyk Savings Bank,
USD	620	9.25%, 10/16/13	635,500
		Kazakstan Temir Zholy,
USD	480	6.50%, 5/11/11	477,600
		KazMunaiGaz Finance Sub. BV,
USD	470	8.375%, 7/02/13	511,125

			1,624,225

LITHUANIA - 0.9%
		Republic of Lithuania,
USD	880	6.75%, 1/15/15	900,240

MEXICO - 4.4%
		Axtel SAB de CV,
USD	430	9.00%, 9/22/14 (b)	441,825
		Corporacion GEO SA de CV,
USD	435	8.875%, 9/25/14	452,400
		Corporativo Javer SA,
USD	400	8.875%, 9/25/14	437,992
		Desarrolladora Homex SAB de CV,
MXN	6,900	7.25%, 12/15/16	518,450
USD	457	7.50%, 9/28/10 (b)	447,860
		Grupo Posadas SAB de CV,
USD	300	9.25%, 1/15/15	307,500
		Mexican Fixed Rate Bonds,
MXN	3,880	10.00%, 12/05/24	342,555
MXN	4,480	10.00%, 11/20/36	392,137
		Mexican Treasury Bill,
MXN	5,700	Zero Coupon, 3/04/10	431,461
		Pemex Project Funding Master Trust,
USD	630	5.75%, 3/01/18	633,643
USD	240	6.125%, 6/15/38	222,027

			4,627,850

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
NEW ZEALAND - 24.9%
		ANZ National Bank, Ltd.,
NZD	3,000	7.60%, 3/02/12 (a)(b)	$2,150,297
		Auckland Healthcare Services, Ltd.,
NZD	1,000	7.75%, 9/15/15	743,402
		Bank of America Corp.,
NZD	3,000	7.53%, 3/08/12	2,118,649
		Council of Europe,
NZD	1,000	7.75%, 11/15/11	741,123
		Deutsche Bank AG,
NZD	2,000	3.6733%, 6/16/10 (a)(b)	1,296,644
		European Investment Bank,
NZD	2,000	6.50%, 9/10/14	1,470,263
NZD	500	7.25%, 2/08/10	351,039
		General Electric Capital Corp.,
NZD	1,000	6.50%, 9/28/15	695,351
NZD	1,000	6.75%, 9/26/16	697,108
		Inter-American Development Bank,
NZD	2,000	6.00%, 12/15/17	1,398,271
		Landwirtschaftliche Rentenbank,
NZD	1,000	7.75%, 4/15/13	750,748
		New Zealand Government,
NZD	5,750	6.00%, 12/15/17	4,125,801
NZD	1,710	6.50%, 4/15/13	1,262,891
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	674,133
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	717,217
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	1,073,411
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	728,015
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	2,161,595
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	714,819
		Total Capital SA,
NZD	3,000	6.50%, 7/20/12	2,176,428

			26,047,205

NIGERIA - 0.4%
		GTB Finance BV,
USD	450	8.50%, 1/29/12	452,250

PANAMA - 0.5%
		Republic of Panama,
USD	440	9.375%, 7/23/12	514,800

PERU - 0.6%
		Peru Bono Soberano,
PEN	1,560	8.20%, 8/12/26	639,325

PHILIPPINES - 2.3%
		Republic of Philippines,
USD	370	7.75%, 1/14/31	350,177
USD	1,100	7.75%, 1/14/31	1,212,750
USD	40	8.375%, 6/17/19	48,150
USD	310	10.625%, 3/16/25	428,575
		SM Investments Corp.,
USD	410	6.00%, 9/22/14	410,899

			2,450,551

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 4

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
LONG-TERM FIXED INCOME INVESTMENTS (continued)
QATAR - 1.0%
		Qatar Government International Bond,
USD	1,010	5.25%, 1/20/20	$1,013,788

RUSSIA - 3.7%
		Gaz Capital SA,
USD	800	9.25%, 4/23/12 (b)	912,000
		GPB Eurobond Finance PLC,
RUB	12,400	7.25%, 2/22/10	406,041
		Lukeoil International Finance BV,
USD	420	7.25%, 11/05/19	428,022
		Red Arrow International Leasing,
RUB	12,502	8.375%, 6/30/12	407,513
		Russian Foreign Bond-Eurobond,
USD	188	7.50%, 3/31/30 (a)	211,519
		TNK-BP Finance SA,
USD	440	7.50%, 7/18/16	459,250
		UBS Lux SA (Sberbank),
USD	510	6.23%, 2/11/15	510,791
		VTB Capital SA,
USD	550	6.875%, 5/29/18	552,750

			3,887,886

SOUTH AFRICA - 0.8%
		Republic of South Africa,
USD	540	7.375%, 4/25/12	593,460
USD	200	7.50%, 7/14/17	226,770

			820,230

TURKEY - 2.3%
		Republic of Turkey,
TRY	1,040	Zero Coupon, 4/14/10	684,986
USD	730	7.25%, 3/15/15	816,980
USD	640	9.50%, 1/15/14	761,920
TRY	180	16.00%, 3/07/12	136,315

			2,400,201

UKRAINE - 0.4%
		CJSC, The EXIM of Ukraine,
USD	160	7.65%, 9/07/11	146,400
		Ukraine Government International Bond,
USD	310	6.75%, 11/14/17	257,331

			403,731

UNITED KINGDOM - 12.7%
		Lloyds TSB Group PLC,
GBP	1,000	9.125%, 10/17/11	1,723,519
GBP	260	12.00%, 1/02/11	443,177
		United Kingdom Treasury,
GBP	7,060	4.25%, 12/07/49	11,140,330

			13,307,026

URUGUAY - 1.7%
		Republica Orient Uruguay,
UYU	14,330	5.00%, 9/14/18	722,140
USD	1,030	7.625%, 3/21/36	1,109,825

			1,831,965

VENEZUELA - 2.5%
		Petroleos de Venezuela SA,
USD	1,400	5.25%, 4/12/17	847,000
		Republic of Venezuela,
USD	2,150	5.75%, 2/26/16	1,515,750
USD	330	7.75%, 10/13/19	226,479

			2,589,229

Total Long-Term Investments (cost $116,954,090)			128,801,063

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 5

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Principal Amount (000)	Description		Value (US$)
SHORT-TERM INVESTMENTS - 1.8%
UNITED STATES - 1.8%
USD	1,928	Repurchase Agreement, State Street Bank and Trust Company, 0.01% dated 01/29/10, due 02/01/10 in the amount of $1,928,002 (collateralized by $1,340,000 U.S. Treasury Bond, 8.75% due 8/15/20; value $1,970,872)	$1,928,000

Total Short-Term Investments (cost $1,928,000)			1,928,000

Total Investments - 124.8% (cost $118,882,090)			130,729,063
Liabilities in Excess of Other Assets - (24.8)%			(26,000,147)

Net Assets Applicable to Common Shareholders - 100.0%			$104,728,916

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

COP - Colombian peso

GBP - British pound

HUF - Hungarian forint

IDR - Indonesian rupiah

MXN - Mexican peso

NZD - New Zealand dollar

PEN - Peruvian sol

RUB - Russian ruble

TRY - Turkish lira

USD - United States dollar

UYU - Uruguayan peso

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2010.

(b)	The maturity date presented for these instruments represents the next call/put date.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate Paid by the Fund	Floating Rate Received by the Fund	Unrealized Depreciation
Deutsche Bank	April 21, 2011	7,000	1.4700%	3 month LIBOR	$(101,368)
Deutsche Bank	April 21, 2012	7,000	1.8170%	3 month LIBOR	(120,865)
Deutsche Bank	June 30, 2014	7,000	3.0125%	3 month LIBOR	(192,887)

					$(415,120)

Futures Contracts

Description	Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6% - 10 year	March 2010	96	$161,108
Sale Contract:
Australian Treasury Bond 6% - 3 year	March 2010	16	(10,964)

			$150,144

Forward Foreign Currency Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Market Value as of January 31, 2010	Unrealized Appreciation/ (Depreciation)
Colombian Peso/United States Dollar
settlement date 3/05/10	COP630,472,000	USD312,424	$317,834	$5,410
United States Dollar/Brazilian Real
settlement date 3/05/10	USD472,193	BRL827,000	434,485	37,708
United States Dollar/British Pound
settlement date 4/22/10	USD12,820,847	GBP7,853,000	12,544,217	276,630
United States Dollar/Colombian Peso
settlement date 3/5/10	USD316,741	COP630,472,000	317,834	(1,093)
United States Dollar/Hungary Forint
settlement date 4/22/10	USD481,449	HUF90,604,000	458,722	22,727
United States Dollar/New Zealand Dollar
settlement date 4/22/10	USD7,075,766	NZD9,650,000	6,764,660	311,106

		Net USD Total	$20,837,752	$652,488

Tax Cost of Investments

The United States federal income tax basis of the Registrant’s investments and net unrealized appreciation as of January 31, 2010 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$121,021,627	$11,807,732	$2,100,296	$9,707,436

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 6

Quality of Investments

As of January 31, 2010, 67.7% of the Registrant’s total investments were invested in securities where either the issue or the issuer was rated “A” or better by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Registrant’s portfolio as of January 31, 2010.

% of total Investments
AAA/Aaa	40.5
AA/Aa	14.0
A	13.2
BBB/Baa	12.9
BB/Ba*	15.1
B*	4.1
CCC*	0.2

*	Below Investment Grade

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 7

Portfolio of Investments (continued)

As of January 31, 2010 (unaudited)

Notes to Portfolio of Investments

Securities Valuation

The Registrant’s Board of Directors has adopted Valuation and Liquidity Procedures (the “Procedures”) to be used in determining the value of the assets held by the Registrant. The Procedures were reviewed and approved by the Board of Directors on December 9, 2008. In accordance with the Procedures, investments are stated at current fair value. Investments for which market quotations are readily available are valued at the last quoted closing price on the date of determination as obtained from a pricing source. If no such trade price is available, such investments are valued at the last quoted bid price as obtained from a pricing agent or broker selected by the Registrant’s Manager.

Short-term debt securities which mature in more than 60 days are valued as described above. Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost using a pricing source quote that approximates amortized cost.

Securities for which market quotations are not readily available (including investments which are subject to limitations as to their sale) are to be valued at fair value. As a general rule, whether or not the Registrant is required to “fair value price” an asset is dependent on the ready availability of current market quotes or, even if readily available, the reliability of such quotes. Any assets for which market quotations are not readily available or for which available prices are not reliable, shall be determined in a manner that most fairly reflects the asset’s (or group of assets) “fair value” (i.e., the amount that the Registrant might reasonably expect to receive for the asset upon its current sale) on the valuation date, based on consideration of all available information.

The Procedures provide that in certain instances, including without limitation, if there is a “stale price” for a portfolio security, in an emergency situation, or if a significant event occurs after the close of trading of a portfolio security, but before the calculation of the Registrant’s net asset value, the security may be valued at its fair value.

The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Registrant’s investments are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Registrant’s own assumptions in determining fair value of investments)

In accordance with Accounting Standards Codifications 820 “Fair Value Measurements and Disclosures” (“ASC 820,” formerly “FAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Registrant’s investments are summarized in the three broad levels listed below:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Long-Term Fixed Income Investments	$—	$128,801,063	$—
Short-Term Investment	—	1,928,000	—

Total Investments	$—	$130,729,063	$—

Other Financial Investments
Interest Rate Swap Agreements	$—	$—	$—
Futures Contracts	—	161,108	—
Forward Foreign Currency Exchange Contracts	—	653,581	—

Total Other Financial Investments	$—	$814,689	$—
Total Assets

Liabilities
Other Financial Investments
Interest Rate Swap Agreements	$—	$(415,120)	$—
Futures Contracts	—	(10,964)	—
Forward Foreign Currency Exchange Contracts	—	(1,093)	—

Total Liabilities - Other Financial Investments	$—	$(427,177)	$—

For the period ended January 31, 2010, there have been no significant changes to the fair value valuation methodologies.

In January 2010, the Financial Accounting Standards Board released ASU 2010-06, “Improving Disclosures about Fair Value Measurements.” ASU 2010-06 is effective for annual and interim reporting periods beginning after December 15, 2009. At this time the Fund’s management is in the process of reviewing ASU 2010-06 to determine future applicability.

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 8

Portfolio of Investments (concluded)

As of January 31, 2010 (unaudited)

Notes to Portfolio of Investments (concluded)

Interest Rate Swaps

The Fund engaged in certain interest rate swap transactions to hedge the Registrant’s leverage facility. An interest rate swap is an agreement between two parties, which involves the exchange of floating and fixed rate interest payments for a specified period of time. Interest rate swaps involve the accrual and exchange of interest payments between the parties. These payments are recorded as realized gain/(loss).

During the term of the swap, changes in the value of the swap are recognized as unrealized appreciation or depreciation by “marking-to-market” to reflect the fair market value of the swap. When the swap is terminated, the Fund will record a realized gain/ (loss) equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. The Fund is exposed to credit risk in the event of non-performance by the counterparty to the swap. However, the Fund does not anticipate non-performance by any counterparty.

Notional amounts of swaps are used to express the extent of involvement in these transactions, although the risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“Forward Contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. The Fund may enter into Forward Contracts in connection with security transactions or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the Forward Contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Futures contracts are used to manage the interest rate exposure of the Fund more efficiently. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Use of long futures contracts subjects the Fund to the risk of loss in excess of the amounts on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures subjects the Fund to unlimited risk of loss.

Repurchase Agreements

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregates the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation

Foreign currency amounts are translated into United States dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the end of the reporting period;

(ii)	purchases and sales of investment securities, income and expenses – at the rates of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest, and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represent foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

Derivative Financial Instruments

The Fund is authorized to use derivatives to manage both currency and interest rate risk for global debt securities. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Contingent Credit Note

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty.

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

See Notes to Financial Statements.	Aberdeen Global Income Fund, Inc. 9

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Christian Pittard
Christian Pittard,

President of Aberdeen Global Income Fund, Inc.

Date: March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard
Christian Pittard,
President of Aberdeen Global Income Fund, Inc.

Date: March 30, 2010

By:	/s/ Andrea Melia
Andrea Melia,
Treasurer of Aberdeen Global Income Fund, Inc.

Date: March 30, 2010